Note 3 - Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Notes to Financial Statements
Fair Value Disclosures [Text Block]
Note
3.

Fair Value Measurements

The fair value of an asset or liability is the price that would be received to sell that asset or paid to transfer that liability in an orderly transaction occurring in the principal market (or most advantageous market in the absence of a principal market) for such asset or liability. In estimating fair value, the Company utilizes valuation techniques that are consistent with the market approach, the income approach and/or the cost approach. Such valuation techniques are consistently applied. Inputs to valuation techniques include the assumptions that market participants would use in pricing an asset or liability. The Company uses a fair value hierarchy for valuation inputs that gives the highest priority to quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. The fair value hierarchy is as follows:

●	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement rate.

●
Level
2
inputs are inputs other than quoted prices included within Level
1
that are observable for the asset or liability, either directly or indirectly.
The Company’s Level
2
assets and liabilities include fixed maturity securities with quoted prices that are traded less frequently than exchange-traded instruments or assets and liabilities whose value is determined using a pricing model with inputs that are observable in the market or can be derived principally from or corroborated by observable market data.  This category generally includes U.S. Government and agency mortgage-backed debt securities and corporate debt securities.

●	Level 3 inputs are unobservable for the asset or liability and reflect an entity ’s own assumptions about the assumptions that market participants would use in pricing the assets or liabilities.

Investments, available for sale
: Investments in securities that are classified as available for sale are recorded at fair value utilizing Level
1
and Level
2
measurements.

The
following table presents the amounts of assets measured at fair value on a recurring basis as of
March 31, 2017
and
December 31, 2016:

	March 31, 2017
	Total	Level 1	Level 2	Level 3
Available for sale:		(unaudited)
Fixed maturities:
US Treasury securities	$302,583	$302,583	$-	$-
Corporate bonds	4,452,716	-	4,452,716	-
Municipal bonds	3,656,990	-	3,656,990	-
Mortgage backed and asset backed securities	3,276,167	-	3,276,167	-
Total fixed maturities	11,688,456	302,583	11,385,873	-
Equities:
Equities	5,135,423	5,135,423	-	-
Other equity investments	331,683	331,683	-	-
Total equities	5,467,106	5,467,106	-	-
Total	$17,155,562	$5,769,689	$11,385,873	$-

	December 31, 2016
	Total	Level 1	Level 2	Level 3
Available for sale:
Fixed maturities:
US Treasury securities	$299,162	$299,162	$-	$-
Corporate bonds	3,845,896	-	3,845,896	-
Municipal bonds	2,849,829	-	2,849,829	-
Mortgage backed and asset backed securities	3,325,187	-	3,325,187	-
Total fixed maturities	10,320,074	299,162	10,020,912	-
Equities:
Equities	4,942,248	4,942,248	-	-
Other equity investments	201,256	201,256	-	-
Total equities	5,143,504	5,143,504	-	-
Total	$15,463,578	$5,442,666	$10,020,912	$-

The Company discloses the fair value of financial assets and financial liabilities, including those financial assets and financial liabilities that are not
measured and reported at fair value on a recurring basis or non-recurring basis. The methodologies for estimating the fair value of financial assets and financial liabilities that are measured at fair value on a recurring or non-recurring basis are discussed above. The estimated fair value approximates carrying value for accrued interest. The methodolog ies for other financial assets and financial liabilities are discussed below:

Cash and cash equivalents
: The carrying amounts approximate fair value because of the short maturity of these instruments.

Policyholder deposits in deposit-type contracts
: The fair value for policyholder deposits in deposit-type insurance contracts (accumulation annuities) is calculated usinga discounted cash flow approach. Cash flows are projected using actuarial assumptions and discounted to the valuation date using the risk-free rates adjusted for credit risk and the nonperformance risk of the liabilities.

The estimated fair values of the Company
’s financial assets and liabilities at
March 31, 2017
and
December 31, 2016
are as follows:

	March 31, 2017		December 31, 2016
	(unaudited)
	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial Assets:
Cash and cash equivalents	$2,177,660	$2,177,660	$3,145,745	$3,145,745
Investments, at fair value	17,155,562	17,155,562	15,463,578	15,463,578
Total Financial Assets	$19,333,222	$19,333,222	$18,609,323	$18,609,323

Financial Liabilities:
Policyholder deposits in deposit-type contracts	$3,856,221	$3,795,307	$3,398,170	$3,260,086
Total Financial Liabilities	$3,856,221	$3,795,307	$3,398,170	$3,260,086

Note
3.
     Fair Value Measurements

The fair value of an asset or liability is the price that would be received to sell that asset or paid to transfer that liability in an orderly transaction occurring in the principal market (
or most advantageous market in the absence of a principal market) for such asset or liability. In estimating fair value, the Company utilizes valuation techniques that are consistent with the market approach, the income approach and/or the cost approach. Such valuation techniques are consistently applied. Inputs to valuation techniques include the assumptions that market participants would use in pricing an asset or liability. The Company uses a fair value hierarchy for valuation inputs that gives the high est priority to quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. The fair value hierarchy is as follows:

●	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement rate.

●	Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

●	Level 3 inputs are unobservable for the asset or liability and reflect an entity ’s own assumptions about the assumptions that market participants would use in pricing the assets or liabilities.

Investments, available for sale
:
Fair values of available for sale fixed maturity securities are provided by a third
party pricing service.  The pricing service uses a variety of sources to determine fair value of securities.  The Company’s fixed maturity securities are highly liquid, which allows for a high percentage of the portfolio to be priced through pricing sources.  Fair values for equity securities are also provided by a third
party pricing service and are derived from active trading on national market exchanges.

The table below presents the amounts of assets measured at fair value on a recurring basis as of
December 31, 2016
and
2015:

	December 31, 2016
	Total	Level 1	Level 2	Level 3
Available for sale:
Fixed maturities:
US Treasury securities	$299,162	$299,162	$-	$-
Corporate bonds	3,845,896	-	3,845,896	-
Municipal bonds	2,849,829	-	2,849,829	-
Mortgage backed and asset backed securities	3,325,187	-	3,325,187	-
Total fixed maturities	10,320,074	299,162	10,020,912	-
Equities:
Equities	4,942,248	4,942,248	-	-
Other equity investments	201,256	201,256	-	-
Total equities	5,143,504	5,143,504	-	-
Total	$15,463,578	$5,442,666	$10,020,912	$-

	Decemeber 31, 2015
	Total	Level 1	Level 2	Level 3
Available for sale:
Fixed maturities:
US Treasury securities	$426,316	$426,316	$-	$-
Corporate bonds	2,911,553	-	2,911,553	-
Municipal bonds	1,744,137	-	1,744,137	-
Mortgage backed and asset backed securities	3,049,113	-	3,049,113	-
Total fixed maturities	8,131,119	426,316	7,704,803	-
Equities:
Equities	3,430,054	3,430,054	-	-
Other equity investments	174,214	174,214	-	-
Total equities	3,604,268	3,604,268	-	-
Total	$11,735,387	$4,030,584	$7,704,803	$-

The Company discloses the fair value of financial assets and financial liabilities, i ncluding those financial assets and financial liabilities that are not
measured and reported at fair value on a recurring basis or non-recurring basis. The methodologies for estimating the fair value of financial assets and financial liabilities that are
measured at fair value on a recurring or non-recurring basis are discussed above. The estimated fair value approximates carrying value for accrued interest. The methodologies for other financial assets and financial liabilities are discussed below:

Cash
and cash equivalents
: The carrying amounts approximate fair value because of the short maturity of these instruments.

Policyholder deposits in deposit-type contracts
: The fair value for policyholder deposits deposit-type insurance contracts (accumulation annuities) is calculated using a discounted cash flow approach.  Cash flows are projected using actuarial assumptions and discounted to the valuation date using risk-free rates adjusted for credit risk and the nonperformance risk of the liabilities.

The estimated fair values of the Company
’s financial assets and liabilities at
December 31
are as follows:

	December 31, 2016		December 31, 2015

	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial Assets:
Cash and cash equivalents	$3,145,745	$3,145,745	$2,466,526	$2,466,526
Investments, at fair value	15,463,578	15,463,578	11,735,387	11,735,387
Total Financial Assets	$18,609,323	$18,609,323	$14,201,913	$14,201,913

Financial Liabilities:
Policyholder deposits in deposit-type contracts	$3,398,170	$3,260,086	$1,573,988	$1,406,724
Total Financial Liabilities	$3,398,170	$3,260,086	$1,573,988	$1,406,724